Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	258,072,060.51	22,669
Yield Supplement Overcollateralization Amount 06/30/20	8,337,590.60	0
Receivables Balance 06/30/20	266,409,651.11	22,669
Principal Payments	14,205,846.18	502
Defaulted Receivables	565,695.98	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	7,622,195.07	0
Pool Balance at 07/31/20	244,015,913.88	22,127

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.35%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	3,877,550.43	259
Past Due 61-90 days	1,126,355.04	77
Past Due 91-120 days	244,264.74	19
Past Due 121+ days	0.00	0
Total	5,248,170.21	355

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	399,166.97
Aggregate Net Losses/(Gains) - July 2020	166,529.01
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.75%
Prior Net Losses Ratio	0.27%
Second Prior Net Losses Ratio	0.06%
Third Prior Net Losses Ratio	2.30%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.24%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	6.60%
Weighted Average Remaining Term	29.52

Flow of Funds	$ Amount
Collections	16,580,217.56
Investment Earnings on Cash Accounts	292.74
Servicing Fee (1)	(222,008.04)
Transfer to Collection Account	0.00
Available Funds	16,358,502.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	363,060.71
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,202,400.99
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,853,745.64
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	830,473.25
(10) Collection Account Redeposits	1,040,000.00

Total Distributions of Available Funds	16,358,502.26
Servicing Fee	222,008.04
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 07/15/20	245,218,314.87
Principal Paid	14,056,146.63
Note Balance @ 08/17/20	231,162,168.24

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2a
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2b
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-3
Note Balance @ 07/15/20	115,768,314.87
Principal Paid	14,056,146.63
Note Balance @ 08/17/20	101,712,168.24
Note Factor @ 08/17/20	23.8760958%

Class A-4
Note Balance @ 07/15/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	94,750,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	34,700,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	431,882.38
Total Principal Paid	14,056,146.63
Total Paid	14,488,029.01

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.17475%
Coupon	0.31475%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	186,194.04
Principal Paid	14,056,146.63
Total Paid to A-3 Holders	14,242,340.67

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3437322
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1871914
Total Distribution Amount	11.5309236

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4370752
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.9956494
Total A-3 Distribution Amount	33.4327246

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	85.54
Noteholders' Principal Distributable Amount	914.46

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	3,213,436.41
Investment Earnings	197.12
Investment Earnings Paid	(197.12)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,747,008.51	$6,079,269.20	$9,648,755.76
Number of Extensions	262	412	631
Ratio of extensions to Beginning of Period Receivables Balance	1.41%	2.16%	3.27%

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.